Income Tax - Schedule of Major Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax:
Current income tax charge	$ 444,798	$ 551,987	$ 156,991
Over provision of income tax in respect of prior period	(128,250)
Current income tax expense	316,548	551,987	156,991
Withholding taxes	2,580,750	1,220,098	498,000
Income tax expense reported in the consolidated statement of comprehensive income	$ 2,897,298	$ 1,772,085	$ 654,991